Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (1.5%)
	Royal Gold Inc.	1,046,476	112,622
*	RBC Bearings Inc.	400,737	78,853
	Balchem Corp.	516,141	64,729
	NewMarket Corp.	139,140	52,895
	Quaker Chemical Corp.	212,942	51,909
*	Ingevity Corp.	644,968	48,714
*	Livent Corp.	2,337,528	40,486
	GrafTech International Ltd.	2,759,628	33,750
*	Amyris Inc.	1,051,059	20,075
*,1	MP Materials Corp.	476,623	17,135
*	Century Aluminum Co.	791,429	13,977
	American Vanguard Corp.	410,456	8,378
			543,523
Consumer Discretionary (14.6%)
	Pool Corp.	609,662	210,480
*	Chegg Inc.	2,126,184	182,129
*	Five Below Inc.	891,299	170,051
*	Zynga Inc. Class A	16,354,435	166,979
*	Bright Horizons Family Solutions Inc.	966,406	165,690
*	RH	260,407	155,359
*	Floor & Decor Holdings Inc. Class A	1,582,018	151,051
	Gentex Corp.	3,887,887	138,681
*	Caesars Entertainment Inc.	1,578,582	138,047
*	Liberty Media Corp.-Liberty Formula One Class C	3,085,101	133,554
*	Penn National Gaming Inc.	1,238,968	129,893
	Churchill Downs Inc.	552,501	125,650
*	SiteOne Landscape Supply Inc.	706,414	120,613
*	IAA Inc.	2,146,466	118,356
	Tempur Sealy International Inc.	2,948,063	107,781
*	Planet Fitness Inc. Class A	1,325,036	102,425
*	Texas Roadhouse Inc. Class A	1,054,605	101,179
*	Vail Resorts Inc.	321,548	93,783
	Nexstar Media Group Inc. Class A	667,257	93,703
*	Skechers USA Inc. Class A	2,180,156	90,934
*	YETI Holdings Inc.	1,250,409	90,292
*	Fox Factory Holding Corp.	666,528	84,689
*	Grand Canyon Education Inc.	747,306	80,036
*	Crocs Inc.	990,876	79,716
*	Ollie's Bargain Outlet Holdings Inc.	886,227	77,102
*	Deckers Outdoor Corp.	224,494	74,177
*	Boyd Gaming Corp.	1,247,426	73,548

		Shares	Market Value ($000)
*	frontdoor Inc.	1,366,333	73,440
*	Sonos Inc.	1,908,738	71,520
*	Shake Shack Inc. Class A	592,290	66,793
	Choice Hotels International Inc.	575,922	61,791
*	Selectquote Inc.	2,075,916	61,260
	Wingstop Inc.	474,334	60,321
*	Six Flags Entertainment Corp.	1,289,808	59,937
*	National Vision Holdings Inc.	1,294,490	56,738
	Columbia Sportswear Co.	527,248	55,693
*	Sleep Number Corp.	385,379	55,298
*	Stamps.com Inc.	276,798	55,224
*	iRobot Corp.	449,025	54,862
*	Visteon Corp.	444,643	54,224
*	Madison Square Garden Sports Corp.	297,309	53,355
*	Hilton Grand Vacations Inc.	1,359,742	50,977
	LCI Industries	380,501	50,333
*	Scientific Games Corp.	1,292,444	49,785
*	Stitch Fix Inc. Class A	954,755	47,299
*	Dorman Products Inc.	436,998	44,854
	Papa John's International Inc.	499,816	44,304
*	2U Inc.	1,119,380	42,794
	World Wrestling Entertainment Inc. Class A	746,756	40,519
*	SeaWorld Entertainment Inc.	814,003	40,432
*	Gentherm Inc.	522,335	38,710
	Jack in the Box Inc.	346,489	38,038
	Strategic Education Inc.	389,930	35,838
*,1	Luminar Technologies Inc.	1,392,589	33,854
	Monro Inc.	507,449	33,390
*	Red Rock Resorts Inc. Class A	1,024,221	33,379
*	Dave & Buster's Entertainment Inc.	685,062	32,814
*	Allegiant Travel Co. Class A	111,287	27,161
*	LGI Homes Inc.	179,639	26,822
	Levi Strauss & Co. Class A	1,111,980	26,587
*	Madison Square Garden Entertainment Corp.	313,464	25,641
*	Revolve Group Inc. Class A	529,261	23,780
	Camping World Holdings Inc. Class A	627,944	22,845
*	RealReal Inc.	998,772	22,602
	Steven Madden Ltd.	598,172	22,288
*	Overstock.com Inc.	324,576	21,506
	Callaway Golf Co.	752,499	20,129
*,1	Petco Health & Wellness Co. Inc. Class A	904,421	20,042
*	Quotient Technology Inc.	1,183,419	19,337
*	Fisker Inc.	1,041,872	17,941
	EW Scripps Co. Class A	892,412	17,197
*	Liberty Media Corp.-Liberty Formula One Class A	391,786	14,974
*	Cavco Industries Inc.	66,101	14,913
*	Leslie's Inc.	597,201	14,625
*	Angi Inc. Class A	1,124,441	14,618
*	Academy Sports & Outdoors Inc.	508,606	13,727
*	Driven Brands Holdings Inc.	534,984	13,599
*	WW International Inc.	408,041	12,764
*,1	Corsair Gaming Inc.	367,221	12,225
*	elf Beauty Inc.	367,406	9,858
	Inter Parfums Inc.	138,574	9,829
*	Stride Inc.	314,552	9,471
*,1	Lordstown Motors Corp.	790,757	9,307
*,1	Canoo Inc.	847,329	7,651
*,1	XL Fleet Corp.	734,856	6,599

		Shares	Market Value ($000)
*,1	Poshmark Inc. Class A	122,094	4,957
*	ACV Auctions Inc. Class A	132,092	4,572
*,1	Dream Finders Homes Inc. Class A	141,923	3,416
*	Vizio Holding Corp. Class A	104,727	2,540
*	Cricut Inc. Class A	122,187	2,418
*	Sun Country Airlines Holdings Inc.	66,767	2,289
*,1	Revlon Inc. Class A	130,053	1,604
*,1	ContextLogic Inc. Class A	22,341	353
*	Coursera Inc.	1,715	77
			5,253,938
Consumer Staples (2.7%)
*	Boston Beer Co. Inc. Class A	144,812	174,684
	Casey's General Stores Inc.	588,991	127,334
*	Freshpet Inc.	648,782	103,033
*	Post Holdings Inc.	923,849	97,669
*,1	Beyond Meat Inc.	699,369	91,002
	WD-40 Co.	218,092	66,775
*	Simply Good Foods Co.	1,376,452	41,872
	Medifast Inc.	178,641	37,840
	J & J Snack Foods Corp.	227,443	35,715
	Utz Brands Inc.	1,094,391	27,130
	Lancaster Colony Corp.	154,055	27,015
	Sanderson Farms Inc.	160,568	25,013
	Coca-Cola Consolidated Inc.	74,182	21,422
*	USANA Health Sciences Inc.	201,685	19,685
	National Beverage Corp.	372,648	18,226
*	BellRing Brands Inc. Class A	631,350	14,906
*,1	AppHarvest Inc.	469,495	8,592
*	Celsius Holdings Inc.	173,808	8,352
*,1	Vital Farms Inc.	283,579	6,193
*	Hydrofarm Holdings Group Inc.	66,057	3,985
*	Duckhorn Portfolio Inc.	137,629	2,309
			958,752
Energy (2.5%)
*	Enphase Energy Inc.	926,100	150,176
	Texas Pacific Land Corp.	92,802	147,502
	Cabot Oil & Gas Corp.	6,356,160	119,369
*	First Solar Inc.	759,661	66,318
*	PDC Energy Inc.	1,589,068	54,664
*	Array Technologies Inc.	1,821,307	54,311
	New Fortress Energy Inc. Class A	1,109,923	50,957
*	Shoals Technologies Group Inc. Class A	1,419,569	49,373
	Matador Resources Co.	1,773,482	41,588
*	FuelCell Energy Inc.	2,446,880	35,260
*	ChampionX Corp.	1,588,215	34,512
	Cactus Inc. Class A	847,192	25,941
*	Liberty Oilfield Services Inc. Class A	1,318,654	14,888
*	Ameresco Inc. Class A	222,451	10,818
*	NexTier Oilfield Solutions Inc.	2,578,289	9,591
*	Dril-Quip Inc.	280,419	9,318
*	Oceaneering International Inc.	793,298	9,059
			883,645
Financials (4.0%)
	Pinnacle Financial Partners Inc.	1,149,996	101,959
	Erie Indemnity Co. Class A	405,078	89,486
	Morningstar Inc.	375,607	84,527
	Western Alliance Bancorp	722,878	68,269

		Shares	Market Value ($000)
*	Alleghany Corp.	106,185	66,503
	Pacific Premier Bancorp Inc.	1,509,566	65,576
	Kinsale Capital Group Inc.	344,198	56,724
	Ameris Bancorp	1,054,775	55,386
*,1	Credit Acceptance Corp.	147,794	53,240
	Tradeweb Markets Inc. Class A	687,885	50,903
	Virtu Financial Inc. Class A	1,561,739	48,492
	ServisFirst Bancshares Inc.	775,776	47,578
	Hamilton Lane Inc. Class A	492,650	43,629
*	Trupanion Inc.	567,613	43,258
	Independent Bank Group Inc.	585,826	42,320
	Essent Group Ltd.	849,009	40,319
*	LendingTree Inc.	178,246	37,966
	Sterling Bancorp	1,541,108	35,476
*	Open Lending Corp. Class A	819,294	29,019
	Goosehead Insurance Inc. Class A	264,222	28,319
	Houlihan Lokey Inc. Class A	411,531	27,371
*	Riot Blockchain Inc.	512,497	27,301
	Cohen & Steers Inc.	381,725	24,938
*,1	Lemonade Inc.	242,088	22,546
*,1	Upstart Holdings Inc.	173,660	22,378
*	Focus Financial Partners Inc. Class A	512,110	21,314
*	Silvergate Capital Corp. Class A	148,208	21,071
	Redwood Trust Inc.	1,790,826	18,643
	National Bank Holdings Corp. Class A	465,261	18,462
	TFS Financial Corp.	896,804	18,268
[1]	GCM Grosvenor Inc. Class A	1,397,771	16,633
*	GoHealth Inc. Class A	1,345,125	15,725
	Kearny Financial Corp.	1,211,266	14,632
*	eHealth Inc.	196,813	14,314
*	Palomar Holdings Inc.	173,345	11,621
	PJT Partners Inc. Class A	171,299	11,588
*	Oscar Health Inc. Class A	323,399	8,693
*,1	Romeo Power Inc.	709,258	5,908
*,1	Root Inc. Class A	379,951	4,837
*	AssetMark Financial Holdings Inc.	147,571	3,444
*	MetroMile Inc.	253,183	2,605
*,1	loanDepot Inc. Class A	23,888	476
			1,421,717
Health Care (24.3%)
	Bio-Techne Corp.	619,060	236,438
*	Charles River Laboratories International Inc.	794,480	230,264
*	Avantor Inc.	7,876,996	227,882
*	Guardant Health Inc.	1,438,418	219,575
*	Novocure Ltd.	1,388,397	183,518
*	Masimo Corp.	793,663	182,273
*	Horizon Therapeutics plc	1,786,987	164,474
*	Repligen Corp.	829,823	161,326
*	PRA Health Sciences Inc.	1,029,745	157,891
*	Penumbra Inc.	552,156	149,402
*	Neurocrine Biosciences Inc.	1,498,078	145,688
*	Catalent Inc.	1,358,128	143,024
*	Amedisys Inc.	523,900	138,723
	STERIS plc	680,886	129,695
*	Natera Inc.	1,225,511	124,438
*	Acceleron Pharma Inc.	869,272	117,882
	Chemed Corp.	254,462	117,007
	PerkinElmer Inc.	893,019	114,565

		Shares	Market Value ($000)
*	Exelixis Inc.	4,976,499	112,419
	Bruker Corp.	1,709,349	109,877
*	Ultragenyx Pharmaceutical Inc.	960,809	109,398
*	Fate Therapeutics Inc.	1,271,314	104,820
*	Arrowhead Pharmaceuticals Inc.	1,572,510	104,273
*	Syneos Health Inc.	1,330,818	100,943
*,1	Invitae Corp.	2,619,269	100,082
*	Ionis Pharmaceuticals Inc.	2,134,255	95,956
*	Bio-Rad Laboratories Inc. Class A	167,861	95,877
*	LHC Group Inc.	478,590	91,511
*	Haemonetics Corp.	810,407	89,963
*	Halozyme Therapeutics Inc.	2,157,176	89,933
*	Blueprint Medicines Corp.	924,258	89,866
*	HealthEquity Inc.	1,309,954	89,077
*	Sarepta Therapeutics Inc.	1,195,035	89,066
*	NeoGenomics Inc.	1,771,165	85,423
*	Inspire Medical Systems Inc.	410,883	85,049
*	Omnicell Inc.	652,014	84,677
*	Tandem Diabetes Care Inc.	946,711	83,547
*	Twist Bioscience Corp.	659,251	81,655
*	Integra LifeSciences Holdings Corp.	1,143,123	78,978
*	STAAR Surgical Co.	742,111	78,226
	Ensign Group Inc.	828,172	77,716
*	Globus Medical Inc. Class A	1,231,813	75,966
*	Adaptive Biotechnologies Corp.	1,886,378	75,946
*	Neogen Corp.	850,745	75,623
*	Medpace Holdings Inc.	455,649	74,749
*	Intellia Therapeutics Inc.	921,924	73,989
*	Quidel Corp.	573,402	73,355
*	Nevro Corp.	524,274	73,136
*	Emergent BioSolutions Inc.	764,427	71,023
*	Allakos Inc.	585,646	67,220
*	Arena Pharmaceuticals Inc.	961,565	66,723
*	ICU Medical Inc.	318,475	65,428
*	Shockwave Medical Inc.	492,649	64,172
*	iRhythm Technologies Inc.	436,954	60,675
	Hill-Rom Holdings Inc.	530,172	58,573
*	Veracyte Inc.	1,066,994	57,351
*	Glaukos Corp.	682,457	57,279
*	Nektar Therapeutics Class A	2,858,005	57,160
*	Insmed Inc.	1,641,501	55,910
*	1Life Healthcare Inc.	1,376,817	53,806
*	CareDx Inc.	786,569	53,557
*	NuVasive Inc.	816,698	53,543
*	10X Genomics Inc. Class A	292,229	52,893
*	HMS Holdings Corp.	1,416,264	52,366
*	Vir Biotechnology Inc.	1,017,656	52,175
*	Agios Pharmaceuticals Inc.	1,000,841	51,683
*	PTC Therapeutics Inc.	1,086,975	51,468
*	Merit Medical Systems Inc.	843,178	50,490
*	ACADIA Pharmaceuticals Inc.	1,911,249	49,310
*	AdaptHealth Corp. Class A	1,315,624	48,362
*	Alkermes plc	2,544,177	47,525
*,1	Beam Therapeutics Inc.	582,483	46,622
*	Pacira BioSciences Inc.	659,421	46,219
*	FibroGen Inc.	1,308,682	45,424
*	Editas Medicine Inc. Class A	1,057,516	44,416
*	Apellis Pharmaceuticals Inc.	1,027,350	44,084

		Shares	Market Value ($000)
*	ChemoCentryx Inc.	829,320	42,494
*	Inari Medical Inc.	389,139	41,638
*	Amicus Therapeutics Inc.	4,163,442	41,135
*	Global Blood Therapeutics Inc.	987,346	40,234
*	Corcept Therapeutics Inc.	1,686,952	40,133
*	REVOLUTION Medicines Inc.	874,661	40,129
*	Xencor Inc.	925,839	39,867
*	Intra-Cellular Therapies Inc.	1,163,570	39,480
*	Ligand Pharmaceuticals Inc.	252,151	38,440
*	Cantel Medical Corp.	472,700	37,740
*	Progyny Inc.	834,548	37,146
*	Allogene Therapeutics Inc.	1,008,596	35,603
*	Inovalon Holdings Inc. Class A	1,168,849	33,639
*	Accolade Inc.	737,447	33,458
*	Bluebird Bio Inc.	1,072,714	32,342
*	Sage Therapeutics Inc.	419,748	31,418
*	Berkeley Lights Inc.	617,082	30,996
	CONMED Corp.	231,225	30,196
*	Deciphera Pharmaceuticals Inc.	644,495	28,899
*	Sotera Health Co.	1,128,553	28,169
*	Relay Therapeutics Inc.	790,755	27,336
*	Ironwood Pharmaceuticals Inc. Class A	2,443,282	27,316
*	Option Care Health Inc.	1,432,662	25,415
*	Ortho Clinical Diagnostics Holdings plc	1,308,504	25,248
*	Evolent Health Inc. Class A	1,238,044	25,009
*	Silk Road Medical Inc.	488,369	24,736
*	Health Catalyst Inc.	509,361	23,823
*	Heron Therapeutics Inc.	1,460,280	23,671
*	R1 RCM Inc.	938,498	23,162
*	NanoString Technologies Inc.	352,036	23,132
	Luminex Corp.	706,248	22,529
*	AtriCure Inc.	341,741	22,391
*,1	Clover Health Investments Corp.	2,816,648	21,294
*	Supernus Pharmaceuticals Inc.	799,741	20,937
*	Zentalis Pharmaceuticals Inc.	454,243	19,710
*	REGENXBIO Inc.	574,538	19,598
*	Inogen Inc.	355,538	18,673
*	Pennant Group Inc.	406,416	18,614
*	Alector Inc.	890,180	17,928
*	Arvinas Inc.	270,762	17,897
*	Maravai LifeSciences Holdings Inc. Class A	497,527	17,732
*	SmileDirectClub Inc. Class A	1,542,111	15,899
*	SpringWorks Therapeutics Inc.	215,196	15,832
*	Theravance Biopharma Inc.	766,843	15,651
*	Radius Health Inc.	749,267	15,630
*	Generation Bio Co.	533,800	15,192
*	Multiplan Corp.	2,666,595	14,800
*	CorVel Corp.	142,831	14,653
*,1	Butterfly Network Inc.	856,177	14,409
*	Rocket Pharmaceuticals Inc.	314,378	13,949
*	Orthofix Medical Inc.	293,569	12,726
*,1	OPKO Health Inc.	2,943,998	12,630
*	Innoviva Inc.	972,322	11,619
*	Sangamo Therapeutics Inc.	908,562	11,384
*	Epizyme Inc.	1,301,132	11,333
*	Intercept Pharmaceuticals Inc.	448,402	10,349
*	Phathom Pharmaceuticals Inc.	274,331	10,304
*	Precigen Inc.	1,441,336	9,931

		Shares	Market Value ($000)
*,1	Rubius Therapeutics Inc.	350,360	9,285
*	BioAtla Inc.	179,902	9,146
*	HealthStream Inc.	404,717	9,041
*	Gossamer Bio Inc.	970,657	8,979
*	Atara Biotherapeutics Inc.	624,787	8,972
*,1	Hims & Hers Health Inc.	652,591	8,634
*	Cullinan Oncology Inc.	206,978	8,625
*	American Well Corp. Class A	485,938	8,441
*	Certara Inc.	305,121	8,330
*	Kronos Bio Inc.	266,508	7,801
*,1	Eargo Inc.	152,564	7,621
*,1	Kinnate Biopharma Inc.	242,296	7,550
*	Sana Biotechnology Inc.	224,782	7,523
*	Nuvation Bio Inc.	692,371	7,235
*	PMV Pharmaceuticals Inc.	213,599	7,025
*	Natus Medical Inc.	268,832	6,885
*,1	Prelude Therapeutics Inc.	147,564	6,394
*,1	ImmunityBio Inc.	261,237	6,202
*,1	Esperion Therapeutics Inc.	220,843	6,195
*,1	ZIOPHARM Oncology Inc.	1,700,741	6,123
*	Nkarta Inc.	182,294	5,997
*	Signify Health Inc. Class A	203,282	5,948
*,1	Clovis Oncology Inc.	793,406	5,570
*	Vaxcyte Inc.	264,609	5,226
*,1	Seer Inc. Class A	90,105	4,507
*	Pulmonx Corp.	98,160	4,490
*,1	Silverback Therapeutics Inc.	97,285	4,245
*	Cerevel Therapeutics Holdings Inc.	299,451	4,111
*	Innovage Holding Corp.	156,476	4,036
*	Spectrum Pharmaceuticals Inc.	1,137,918	3,710
*	Praxis Precision Medicines Inc.	93,255	3,055
*	Vor BioPharma Inc.	68,828	2,966
*	Instil Bio Inc.	109,157	2,738
*	Alignment Healthcare Inc.	33,728	740
			8,749,562
Industrials (18.2%)
*	Teledyne Technologies Inc.	589,825	243,981
*	Fair Isaac Corp.	443,349	215,490
	Graco Inc.	2,693,759	192,927
	Toro Co.	1,724,118	177,825
*	Bill.com Holdings Inc.	1,181,436	171,899
*	Trex Co. Inc.	1,847,930	169,159
	Lennox International Inc.	541,973	168,873
	Nordson Corp.	834,677	165,834
*	Generac Holdings Inc.	501,303	164,152
	MKS Instruments Inc.	881,009	163,357
*	WEX Inc.	703,999	147,291
	A O Smith Corp.	2,166,164	146,454
*	Axon Enterprise Inc.	1,013,810	144,387
	Watsco Inc.	524,068	136,651
*	Berry Global Group Inc.	2,137,814	131,262
	Genpact Ltd.	3,016,127	129,151
	FLIR Systems Inc.	2,093,460	118,218
	Cognex Corp.	1,333,590	110,675
*	Euronet Worldwide Inc.	799,466	110,566
*	TopBuild Corp.	526,647	110,296
*	Paylocity Holding Corp.	607,067	109,169
	Littelfuse Inc.	391,348	103,488

		Shares	Market Value ($000)
	Landstar System Inc.	613,280	101,228
	BWX Technologies Inc.	1,517,770	100,082
*	Coherent Inc.	389,920	98,607
*	Saia Inc.	419,831	96,805
	Jack Henry & Associates Inc.	606,531	92,023
	Eagle Materials Inc.	669,630	90,005
	MAXIMUS Inc.	981,858	87,425
*	Chart Industries Inc.	575,338	81,899
	Advanced Drainage Systems Inc.	790,936	81,775
	Exponent Inc.	823,029	80,204
*	WillScot Mobile Mini Holdings Corp.	2,873,226	79,732
*	ASGN Inc.	801,143	76,461
*	Middleby Corp.	443,140	73,450
	Simpson Manufacturing Co. Inc.	692,029	71,784
*,1	Marathon Digital Holdings Inc.	1,421,153	68,244
*	ACI Worldwide Inc.	1,777,995	67,653
	John Bean Technologies Corp.	505,625	67,420
*	Mercury Systems Inc.	896,999	63,373
*,1	Virgin Galactic Holdings Inc.	2,053,796	62,908
*	Itron Inc.	706,462	62,628
*	AZEK Co. Inc. Class A	1,479,265	62,203
	Woodward Inc.	476,947	57,534
*	Bloom Energy Corp. Class A	2,064,419	55,842
*	AMN Healthcare Services Inc.	749,077	55,207
*	Proto Labs Inc.	439,587	53,520
*	Kratos Defense & Security Solutions Inc.	1,961,310	53,504
	Aerojet Rocketdyne Holdings Inc.	1,114,839	52,353
	Franklin Electric Co. Inc.	627,965	49,572
*	TriNet Group Inc.	632,623	49,319
	Insperity Inc.	580,023	48,571
*	Shift4 Payments Inc. Class A	582,917	47,805
	AAON Inc.	668,344	46,791
*	ExlService Holdings Inc.	509,380	45,926
*	Dycom Industries Inc.	484,396	44,976
*	Masonite International Corp.	390,219	44,969
	Badger Meter Inc.	465,682	43,341
	Installed Building Products Inc.	377,014	41,803
*	AeroVironment Inc.	354,869	41,186
*	Pluralsight Inc. Class A	1,771,234	39,569
	Forward Air Corp.	439,537	39,035
	Cubic Corp.	507,248	37,825
	Mueller Water Products Inc. Class A	2,531,774	35,166
	Armstrong World Industries Inc.	381,781	34,395
	Helios Technologies Inc.	461,822	33,653
	Lindsay Corp.	173,747	28,950
*	Verra Mobility Corp. Class A	2,074,233	28,075
*	Vicor Corp.	327,329	27,833
*	Air Transport Services Group Inc.	904,617	26,469
*	Cimpress plc	249,293	24,962
*	FARO Technologies Inc.	287,910	24,924
*	Gibraltar Industries Inc.	259,820	23,776
	Tennant Co.	295,929	23,642
	Raven Industries Inc.	572,946	21,961
	Comfort Systems USA Inc.	276,238	20,654
	Maxar Technologies Inc.	543,122	20,541
	Albany International Corp. Class A	245,293	20,475
*	Evo Payments Inc. Class A	741,542	20,407
*,1	Danimer Scientific Inc.	509,126	19,219

		Shares	Market Value ($000)
*,1	Nikola Corp.	1,380,771	19,179
	Heartland Express Inc.	766,836	15,015
*,1	Desktop Metal Inc. Class A	927,736	13,823
*	American Woodmark Corp.	135,837	13,391
*	SEACOR Holdings Inc.	317,956	12,957
	Enerpac Tool Group Corp. Class A	478,514	12,499
*	Thermon Group Holdings Inc.	530,535	10,340
*,1	Hyliion Holdings Corp.	879,282	9,382
	Pactiv Evergreen Inc.	565,003	7,763
*	Forrester Research Inc.	180,972	7,688
*	Advantage Solutions Inc.	636,197	7,513
*	BTRS Holdings Inc.	498,848	7,218
*	GreenSky Inc. Class A	1,087,907	6,734
*,1	Velodyne Lidar Inc.	539,302	6,148
*	Hayward Holdings Inc.	362,521	6,119
	Gorman-Rupp Co.	164,349	5,442
*	Vivint Smart Home Inc.	323,199	4,628
*	Diversey Holdings Ltd.	23,339	343
			6,546,946
Other (0.0%)[2]
*,3	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,054,451	928
*,3	Media General Inc. CVR	1,362,047	53
*,3	First Eagle Private Credit LLC CVR	323,987	30
			1,011
Real Estate (8.0%)
	Equity LifeStyle Properties Inc.	2,618,454	166,638
	Americold Realty Trust	4,016,604	154,519
	American Homes 4 Rent Class A	4,280,588	142,715
	CyrusOne Inc.	1,921,888	130,150
*	RealPage Inc.	1,467,426	127,959
	STORE Capital Corp.	3,770,317	126,306
	Kilroy Realty Corp.	1,856,159	121,820
	CubeSmart	3,114,793	117,833
	Rexford Industrial Realty Inc.	2,096,179	105,647
*	Redfin Corp.	1,563,632	104,122
	Healthcare Trust of America Inc. Class A	3,488,497	96,213
*	Host Hotels & Resorts Inc.	5,624,547	94,774
	American Campus Communities Inc.	2,194,612	94,741
	STAG Industrial Inc.	2,525,340	84,877
	CoreSite Realty Corp.	681,743	81,707
	Spirit Realty Capital Inc.	1,830,868	77,812
	Regency Centers Corp.	1,353,454	76,754
	Innovative Industrial Properties Inc.	381,470	68,726
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,182,764	66,353
	Lamar Advertising Co. Class A	688,989	64,710
	QTS Realty Trust Inc. Class A	1,030,875	63,955
	Terreno Realty Corp.	1,096,842	63,364
*	Howard Hughes Corp.	658,086	62,604
*	Ryman Hospitality Properties Inc.	788,348	61,105
	Physicians Realty Trust	3,327,055	58,789
	PS Business Parks Inc.	329,423	50,922
*	eXp World Holdings Inc.	1,005,877	45,818
	National Storage Affiliates Trust	911,522	36,397
	CareTrust REIT Inc.	1,532,199	35,677
	Hudson Pacific Properties Inc.	1,206,047	32,720
	JBG SMITH Properties	998,876	31,754
	Paramount Group Inc.	2,974,362	30,130

		Shares	Market Value ($000)
	Kite Realty Group Trust	1,346,858	25,981
	Pebblebrook Hotel Trust	1,049,072	25,482
*	Colony Capital Inc.	3,861,596	25,023
	Uniti Group Inc.	1,859,461	20,510
	St. Joe Co.	470,435	20,182
	Safehold Inc.	255,258	17,894
	Universal Health Realty Income Trust	198,095	13,427
*	Marcus & Millichap Inc.	377,765	12,731
	Broadstone Net Lease Inc. Class A	561,609	10,277
	Alexander's Inc.	32,612	9,043
	RMR Group Inc. Class A	110,804	4,522
			2,862,683
Technology (21.0%)
	Entegris Inc.	2,153,477	240,759
*	PTC Inc.	1,678,221	231,007
*	Cree Inc.	1,838,161	198,760
*	Ceridian HCM Holding Inc.	2,133,565	179,796
*	Avalara Inc.	1,281,800	171,031
*	Five9 Inc.	1,052,870	164,595
	Universal Display Corp.	676,573	160,192
*	Aspen Technology Inc.	1,082,590	156,250
*	Dynatrace Inc.	3,155,694	152,231
*	Inphi Corp.	831,475	148,343
*	Guidewire Software Inc.	1,336,374	135,816
*	Zendesk Inc.	939,297	124,570
	Monolithic Power Systems Inc.	342,976	121,143
*	Manhattan Associates Inc.	1,017,836	119,474
*	Smartsheet Inc. Class A	1,852,429	118,407
*	MongoDB Inc. Class A	432,510	115,666
*	Proofpoint Inc.	916,262	115,257
*	II-VI Inc.	1,671,114	114,254
*	Elastic NV	1,000,957	111,306
*	Anaplan Inc.	2,036,896	109,687
*,1	Fastly Inc. Class A	1,580,241	106,319
	CDK Global Inc.	1,945,297	105,163
*	Digital Turbine Inc.	1,283,468	103,139
	Dolby Laboratories Inc. Class A	1,044,415	103,105
*	Silicon Laboratories Inc.	700,516	98,822
*	Lattice Semiconductor Corp.	2,171,258	97,750
	Brooks Automation Inc.	1,183,578	96,639
*	Blackline Inc.	829,300	89,896
*	Pure Storage Inc. Class A	4,132,632	89,017
*	Grubhub Inc.	1,479,041	88,742
*	Q2 Holdings Inc.	843,885	84,557
*	J2 Global Inc.	691,994	82,942
*	Appian Corp. Class A	621,859	82,676
	CMC Materials Inc.	464,945	82,198
	Vertiv Holdings Co. Class A	4,089,466	81,789
	National Instruments Corp.	1,888,149	81,540
*	Nutanix Inc. Class A	3,037,005	80,663
*	Varonis Systems Inc. Class B	1,553,934	79,779
*	Alteryx Inc. Class A	938,236	77,836
	Power Integrations Inc.	909,309	74,090
	Pegasystems Inc.	646,266	73,894
*	Semtech Corp.	1,036,067	71,489
*	Novanta Inc.	533,687	70,388
*	Sailpoint Technologies Holdings Inc.	1,387,742	70,275
*	Everbridge Inc.	564,904	68,455

		Shares	Market Value ($000)
*	FireEye Inc.	3,456,688	67,647
*	Upwork Inc.	1,493,420	66,860
	Advanced Energy Industries Inc.	610,165	66,612
*	MicroStrategy Inc. Class A	91,111	61,846
*	Alarm.com Holdings Inc.	713,031	61,592
*	Vroom Inc.	1,555,745	60,658
*	Envestnet Inc.	818,850	59,146
*	Rapid7 Inc.	786,826	58,705
*	SPS Commerce Inc.	568,534	56,461
*	Rogers Corp.	298,781	56,234
*	FormFactor Inc.	1,242,232	56,037
*	Qualys Inc.	532,476	55,793
*	New Relic Inc.	906,862	55,754
*	Box Inc. Class A	2,407,982	55,287
*	nCino Inc.	811,044	54,113
*	Diodes Inc.	672,144	53,664
*	Ambarella Inc.	532,156	53,423
*	Fabrinet	589,114	53,250
*	Duck Creek Technologies Inc.	1,151,392	51,974
*	3D Systems Corp.	1,884,283	51,705
*	LivePerson Inc.	961,786	50,725
*	CommVault Systems Inc.	713,349	46,011
*	Altair Engineering Inc. Class A	715,119	44,745
*	MACOM Technology Solutions Holdings Inc.	764,373	44,349
*	Yelp Inc. Class A	1,123,153	43,803
*	Cornerstone OnDemand Inc.	988,109	43,062
*	Cloudera Inc.	3,497,879	42,569
*	Tenable Holdings Inc.	1,163,561	42,103
*	Medallia Inc.	1,442,268	40,225
*	PagerDuty Inc.	981,808	39,498
*	Bandwidth Inc. Class A	293,666	37,219
*	MaxLinear Inc. Class A	1,071,904	36,530
*	Magnite Inc.	877,083	36,495
*	Appfolio Inc. Class A	254,606	36,004
*	Cargurus Inc. Class A	1,483,336	35,348
*,1	Skillz Inc. Class A	1,845,140	35,131
	NIC Inc.	1,017,504	34,524
*	Bottomline Technologies DE Inc.	719,295	32,548
*	BigCommerce Holdings Inc.	547,461	31,643
*	Asana Inc. Class A	1,090,545	31,168
	Shutterstock Inc.	347,581	30,949
*	Blackbaud Inc.	386,511	27,473
*	Schrodinger Inc.	359,980	27,463
*	PROS Holdings Inc.	636,094	27,034
	Switch Inc. Class A	1,627,748	26,467
*	LiveRamp Holdings Inc.	507,885	26,349
*	Workiva Inc. Class A	282,732	24,954
*	Eventbrite Inc. Class A	1,115,006	24,709
*	Onto Innovation Inc.	370,988	24,378
*	Zuora Inc. Class A	1,643,536	24,324
*	Yext Inc.	1,654,439	23,956
*	SolarWinds Corp.	1,250,388	21,807
*	nLight Inc.	608,861	19,727
*	CEVA Inc.	337,759	18,965
*	Parsons Corp.	408,912	16,536
*	Veeco Instruments Inc.	754,743	15,653
*,1	Rackspace Technology Inc.	644,890	15,335
*	Ping Identity Holding Corp.	650,119	14,257

		Shares	Market Value ($000)
*	MediaAlpha Inc. Class A	270,469	9,583
*	Datto Holding Corp.	385,344	8,828
*	Vertex Inc. Class A	389,943	8,571
*	Telos Corp.	206,769	7,841
*,1	E2open Parent Holdings Inc.	747,153	7,442
	Ebix Inc.	210,273	6,735
*	Sciplay Corp. Class A	361,227	5,845
*	DigitalOcean Holdings Inc.	126,085	5,312
*,1	Viant Technology Inc. Class A	87,279	4,616
*	Olo Inc. Class A	146,909	3,877
*	ON24 Inc.	72,780	3,531
*	Benefitfocus Inc.	236,172	3,262
*,1	PubMatic Inc. Class A	42,428	2,093
*	SecureWorks Corp. Class A	96,949	1,297
	Bentley Systems Inc. Class B	5,039	236
*	SEMrush Holdings Inc. Class A	8,514	101
			7,559,674
Telecommunications (1.8%)
	Cable One Inc.	86,496	158,146
*	Ciena Corp.	2,475,260	135,446
*	Lumentum Holdings Inc.	1,207,007	110,260
*	Viasat Inc.	1,036,354	49,818
	Cogent Communications Holdings Inc.	679,040	46,691
	Shenandoah Telecommunications Co.	758,004	36,998
*	Infinera Corp.	2,735,234	26,340
*,1	fuboTV Inc.	782,608	17,311
	Ubiquiti Inc.	50,183	14,970
*,1	Globalstar Inc.	9,341,337	12,611
*	WideOpenWest Inc.	832,778	11,317
	ATN International Inc.	164,635	8,087
	Loral Space & Communications Inc.	204,966	7,721
*,1	Gogo Inc.	408,702	3,948
			639,664
Utilities (1.4%)
*	Sunrun Inc.	2,993,125	181,024
*	Clean Harbors Inc.	785,870	66,060
	Ormat Technologies Inc.	711,372	55,864
*	Casella Waste Systems Inc. Class A	800,560	50,892
*	Evoqua Water Technologies Corp.	1,911,730	50,278
*	Sunnova Energy International Inc.	1,208,599	49,335
	Covanta Holding Corp.	1,898,102	26,308
	California Water Service Group	394,916	22,250
			502,011
Total Common Stocks (Cost $24,157,370)			35,923,126

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund (Cost $545,176)	0.081%	5,452,718	545,272
Total Investments (101.5%) (Cost $24,702,546)				36,468,398
Other Assets and Liabilities—Net (-1.5%)				(522,658)
Net Assets (100%)				35,945,740
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $512,829,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $523,770,000 was received for securities on loan, of which $517,704,000 is held in Vanguard Market Liquidity Fund and $6,066,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	79	8,779	123

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bandwidth Inc. Class A	9/2/21	BOANA	7,918	(0.119)	—	(1,585)
Invitae Corp.	9/2/21	BOANA	14,447	(0.119)	—	(692)
					—	(2,277)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,922,115	—	1,011	35,923,126
Temporary Cash Investments	545,272	—	—	545,272
Total	36,467,387	—	1,011	36,468,398

Derivative Financial Instruments
Assets
Futures Contracts[1]	123	—	—	123
Liabilities
Swap Contracts	—	2,277	—	2,277
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.